Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregated fair value warrants	$ 16,998	$ 13,977
Cash, FDIC insured amount		0.25		$ 0.5
Doubtful accounts receivable	$ 775,330	740,370
Percentage of residual value	5.00%
Financial guarantee services amounted	$ 579,364	651,341
Percentage of loan guarantee	1.00%
Guarantee fee commission percentage	50.00%
Provisions for financial guarantee services	$ 57,417	89,865	$ 5,008
Revenue recognized	146,245
Total expenses	$ 131,949	61,296	$ 31,012
Value added tax rate	6.00%
Income tax benefits, percentage	50.00%
Percentage of loan guarantee	1.00%
Guarantee fee commission percentage	50.00%
Related interests of guaranteed value	$ 47,020,000.00	$ 51,320,000
Cash	1,947,142
Restricted cash	$ 29,693,689
Revenues and purchases percentage		1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash deposit of percentage	20.00%
Two customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	10.00%
Revenues and purchases percentage	2
Accounts Receivable [Member] | Two customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	10.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of acquisition			65.0177%